Investments Accounted for by the Equity Method	12 Months Ended
Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Investments Accounted for by the Equity Method	Investments Accounted for by the Equity Method

			Carrying value as at December 31		Equity income (loss) for the year ended December 31
Description	Location	Ownership Percentage	2020	2019	2020	2019
AltaGas Canada Inc. (ACI) (a)	Canada	—	$—	$164	$3	$17
AltaGas Idemitsu Joint Venture LP (b)	Canada	—	—	431	(25)	63
Constitution Pipeline, LLC (Constitution) (c)	United States	—	—	—	(7)	—
Eaton Rapids Gas Storage System	United States	50	26	27	2	1
Meade Pipeline Co. LLC (d)	United States	—	—	—	—	(4)
Mountain Valley Pipeline, LLC (Mountain Valley) (e)	United States	10	718	672	62	43
Sarnia Airport Storage Pool LP	Canada	50	18	18	1	1
Petrogas Preferred Shares (f)	Canada	n/a	—	150	13	13
Petrogas Terminals Penn LLC (g)	United States	37	1	—	—	—
Stonewall Gas Gathering Systems LLC (d)	United States	—	—	—	—	7
Strathcona Storage LP (g)	Canada	30	124	—	—	—
			$887	$1,462	$49	$141
(a)    ACI was acquired by the Public Sector Pension Investment Board and the Alberta Teachers' Retirement Fund Board on March 31, 2020 (Note 4).
(b)    Upon acquisition of Petrogas on December 15, 2020 (Note 3), AltaGas no longer has an equity investment in AIJVLP.
(c)    The equity method is considered appropriate because Constitution is a Limited Liability Company (LLC) with specific ownership accounts and ownership between five and fifty percent, resulting in WGL Midstream exercising a more than minor influence over the investee's operating and financing policies. In February 2020, the partners of Constitution elected not to proceed with the pipeline project and Constitution was dissolved. The loss recorded in 2020 relates to a provision recorded against the equity investment (see below for further discussion).
(d)    Disposed of in 2019.
(e)    The equity method is considered appropriate because Mountain Valley is an LLC with specific ownership accounts and ownership between five and fifty percent, resulting in WGL Midstream exercising a more than minor influence over the investee's operating and financing policies.
(f)    Petrogas' preferred shares ceased to be an investment accounted for by the equity method after AltaGas acquired a controlling interest in Petrogas on December 15, 2020 (Note 3).
(g)    Acquired on December 15, 2020 as part of the Petrogas Acquisition (Note 3).

The carrying amount of certain equity investments differs from the amount of the underlying equity in net assets. These basis differences include amounts related to purchase accounting adjustments, capitalized interest, and a contractual cap on contributions to Mountain Valley.
Summarized combined financial information, assuming a 100 percent ownership interest in AltaGas’ equity investments listed above, is as follows:

Year Ended December 31 (a)	2020	2019
Revenues	$828	$1,109
Expenses	(181)	(355)
	$647	$754

As at December 31 (a)	2020	2019
Current assets	$351	$411
Property, plant and equipment	$7,598	$8,034
Intangible assets	$—	$22
Long-term investments and other assets	$5	$1,459
Current liabilities	$(281)	$(394)
Other long-term liabilities	$(2)	$(992)
(a)    For equity investments that were disposed of in the periods presented, revenues and expenses reflect the period prior to disposition and balance sheet amounts are $nil. For equity investments that were acquired in the year (Note 3), revenues and expenses reflect the period subsequent to acquisition and balance sheet amounts are included as at December 31, 2020.

Equity Method Investments Acquired

In connection with the acquisition of Petrogas (Note 3), AltaGas acquired the following investments accounted for by the equity method:

Petrogas Terminals Penn LLC

Petrogas owns a 50 percent equity interest in Petrogas Terminals Penn LLC, a partnership with a regional propane retailer engaged in rail offloading of propane for distribution by truck to customers in Pennsylvania and other nearby states.

Strathcona Storage LP

Petrogas owns a 40 percent equity interest in Strathcona Storage Limited Partnership, a partnership with ATCO Energy Solutions Ltd., which is engaged in the development of underground NGL storage caverns at Fort Saskatchewan, Alberta. SSLP is considered a VIE (Note 13) and is accounted for using the equity method.

AltaGas Canada Inc.

On March 31, 2020, the Public Sector Pension Investment Board and the Alberta Teachers' Retirement Fund Board acquired all the issued and outstanding common shares of ACI for $33.50 per share (Note 4). AltaGas owned 11,025,000 (approximately 37 percent) of ACI's common shares and received cash proceeds of approximately $369 million upon close. AltaGas recognized a pre-tax gain on disposition of approximately $206 million in the Consolidated Statements of Income under the line item "other income" (Note 27). Following a name change in connection with the arrangement, ACI changed its name to TriSummit Utilities Inc.

Petrogas/AIJVLP

At the beginning of 2020, AltaGas held an indirect approximate one-third interest in Petrogas through its equity investment in AIJVLP. In the first quarter of 2020, one of Petrogas' shareholders has converted their preferred shares of Petrogas to common shares resulting in the dilution of AltaGas' indirect ownership in Petrogas common shares from approximately 33.3 percent to approximately 29.2 percent. In addition, prior to the close of the Petrogas Acquisition in the fourth quarter of 2020,
AltaGas converted their preferred shares of Petrogas to common shares. As a result of these transactions, in 2020, AltaGas recognized pre-tax dilution losses totaling approximately $30 million in the Consolidated Statements of Income under the line item "income from equity investments". There were additional expenses of $12 million recorded to "income from equity investments" related to various adjustments to pre-acquisition balances of Petrogas. This primarily included amounts relating to severance, transaction costs and impairment losses related to the acquisition of Petrogas. Upon close of the Petrogas Acquisition on December 15, 2020, AltaGas recognized a pre-tax gain of $22 million in the Consolidated Statements of Income under the line item "other income" on the re-measurement of it's previously held equity investment in AIJVLP. Subsequent to the acquisition, AltaGas no longer has an equity investment in AIJVLP.

Provisions on investments accounted for by the equity method

In the year ended December 31, 2020, AltaGas recorded a pre-tax provision on equity investments of approximately $7 million in the Consolidated Statements of Income under the line item "income from equity investments" for costs associated with AltaGas' equity investment in the Constitution pipeline project which was canceled in February 2020.

In the year ended December 31, 2019, AltaGas recorded a pre-tax provision of $44 million against its investment in Meade as a result of the sale of WGL Midstream's interest in the Central Penn Pipeline. The disposition of the investment in this entity was completed in the fourth quarter of 2019. In addition, AltaGas recorded a pre-tax provision of $2 million against its investment in Craven County Wood Energy LP as a result of a pending sale. The disposition of the investment in this entity was completed in the third quarter of 2019.